UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
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Address:   1100 North Glebe Road, Suite 1040
           --------------------------------------------------
           Arlington, Virginia  22201
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          Arlington, Virginia        November 14, 2011
----------------------     -----------------------     -------------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              68
                                               -------------

Form 13F Information Table Value Total:           $172,485
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 09-30-2011:

                                                                          SHS OR
                                 TITLE OF                     VALUE        PRN     SH/  PUT/  INVSTMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)      AMT     PRN  CALL   DSCRTN   MGRS     SOLE    SHARED NONE
------------------------------   --------         ---------  --------   ---------  ---  ----  --------  -----  --------- ------ ----
Alliance One International Inc.  COM              018772103  $  9,639   3,950,228  SH         SOLE      NONE   3,950,228
Adams Resources and Energy Inc.  COM              006351308    $  454      22,595  SH         SOLE      NONE      22,595
Air Castle Ltd.                  COM              g0129k104  $  7,993     839,563  SH         SOLE      NONE     839,563
Alliance One International       NOTE 5.500%
  Inc.5.500% Due 07-15-14        07-15-14         018772AQ6  $  1,213   1,500,000  PRN        SOLE      NONE   1,500,000
American Pacific Corp.           COM              028740108  $  5,086     693,802  SH         SOLE      NONE     693,802
American Safety Insurance        COM              G02995101  $  8,255     448,666  SH         SOLE      NONE     448,666
Argo Group International
  Holdings Ltd.                  ORD              G0464B107    $  268       9,457  SH         SOLE      NONE       9,457
Aspen Insurance Holdings -
  Preferred Stock                PFD PRP INC EQ   g05384113  $  1,070      21,394  SH         SOLE      NONE      21,394
Aspen Insurance Holdings Ltd.    COM              G05384105  $  6,858     297,650  SH         SOLE      NONE     297,650
ATP Oil&Gas                      SHS              00208J108  $  2,676     347,142  SH         SOLE      NONE     347,142
Audiovox Corporation Class A     CL A             050757103    $  957     174,288  SH         SOLE      NONE     174,288
Baltic Trading Limited           COM              Y0553W103    $  879     189,441  SH         SOLE      NONE     189,441
Bassett Furniture Industries     COM              070203104  $  8,484   1,203,343  SH         SOLE      NONE   1,203,343
Beazer Homes USA                 COM              07556Q105    $   51      34,080  SH         SOLE      NONE      34,080
BKF Capital Group                COM              05548G102    $  540     415,413  SH         SOLE      NONE     415,413
Black Rock High Income Shares    SHS BEN INT      09250E107    $   41      21,000  SH         SOLE      NONE      21,000
Bofi Holdings Inc.               COM              05566U108  $  5,838     433,704  SH         SOLE      NONE     433,704
Books-A-Million Inc.             COM              098570104    $  988     425,997  SH         SOLE      NONE     425,997
Bowl America Inc. - Class A      CL A             102565108    $  222      17,522  SH         SOLE      NONE      17,522
Brandywine Realty Trust          SH BEN INT  NEW  105368203    $  521      65,100  SH         SOLE      NONE      65,100
BRT Realty Trust                 SH BEN INT  NEW  055645303  $  3,970     638,265  SH         SOLE      NONE     638,265
California First National
  Bank Corp.                     COM              130222102  $  6,969     455,193  SH         SOLE      NONE     455,193
Century Casinos Inc.             COM              156492100  $  2,926   1,116,754  SH         SOLE      NONE   1,116,754
CommonWealth REIT                COM SH BEN INT   203233101  $  1,435      75,644  SH         SOLE      NONE      75,644
Core-Mark Hldgs                  COM              218681104  $  4,050     132,228  SH         SOLE      NONE     132,228
CVR Energy Inc.                  COM              12662P108  $  2,684     126,981  SH         SOLE      NONE     126,981
Delta Apparel Inc.               COM              247368103  $  8,619     547,235  SH         SOLE      NONE     547,235
Duckwall-ALCO                    COM              264142100  $  3,117     333,048  SH         SOLE      NONE     333,048
Endeavour International          COM NEW          29259G200    $  559      70,011  SH         SOLE      NONE      70,011
Energy Partners Ltd.             COM NEW          29270U303  $  5,890     532,085  SH         SOLE      NONE     532,085
Ensco Plc.                       SPONSORED ADR    29358Q109  $  2,519      62,304  SH         SOLE      NONE      62,304
First Federal Northern Michigan
  Bancorp.                       COM              32021X105    $  123      35,640  SH         SOLE      NONE      35,640
Fisher Communications Inc.       COM              337756209  $  1,302      58,268  SH         SOLE      NONE      58,268
Frequency Electronics, Inc.      COM              358010106  $  2,271     266,181  SH         SOLE      NONE     266,181
Frisch's Restaurants, Inc.       COM              358748101    $  436      22,474  SH         SOLE      NONE      22,474
Genon Energy Inc.                COM              37244e107  $  3,087   1,110,358  SH         SOLE      NONE   1,110,358
Globus Maritime                  COM              Y27265209    $  872     167,625  SH         SOLE      NONE     167,625
GulfMark Offshore, Inc.          CL A NEW         402629208  $  3,770     103,756  SH         SOLE      NONE     103,756
Hardinge Inc.                    COM              412324303  $  2,871     348,466  SH         SOLE      NONE     348,466
Homeowners Choice, Inc.          COM              43741E103    $  837     128,214  SH         SOLE      NONE     128,214
Hornbeck Offshore Service        COM              440543106  $  5,241     210,408  SH         SOLE      NONE     210,408
Horsehead Holdings               COM              440694305    $  941     126,867  SH         SOLE      NONE     126,867
Ingram Micro Inc.                CL A             457153104  $  5,676     351,900  SH         SOLE      NONE     351,900
Integrated Electrical
  Services, Inc.                 COM              45811E301    $  301     145,501  SH         SOLE      NONE     145,501
J. Alexanders Corp.              COM              466096104    $  755     121,510  SH         SOLE      NONE     121,510
LTX-Credence Corporation         COM NEW          502403207    $  225      42,619  SH         SOLE      NONE      42,619
Lubys. Inc.                      COM              549282101  $  1,317     321,303  SH         SOLE      NONE     321,303
Magnum Hunter Resources          COM              55973b102  $  1,270     383,600  SH         SOLE      NONE     383,600
Mitcham Industies, Inc.          COM              606501104    $  218      19,421  SH         SOLE      NONE      19,421
Noble Corp.                      NAMEN-AKT        H5833N103  $  1,708      58,196  SH         SOLE      NONE      58,196
Patriot Coal Corporation         COM              70336t104  $  3,342     395,000  SH         SOLE      NONE     395,000
PMC Commercial Trust             SH BEN INT       693434102    $  890     114,120  SH         SOLE      NONE     114,120
Republic Airways Holdings        COM              760276105    $  761     268,950  SH         SOLE      NONE     268,950
Sanmina-SCi Corp                 COM              800907206  $  3,583     536,365  SH         SOLE      NONE     536,365
Sparton Corporation              COM              847235108    $  695     110,674  SH         SOLE      NONE     110,674
Superior Industries
  International Inc.             COM              868168105  $  2,840     183,833  SH         SOLE      NONE     183,833
SWS Group Inc.                   COM              78503N107  $  1,771     377,513  SH         SOLE      NONE     377,513
Sypris Solutions Inc.            COM              871655106  $  1,748     575,030  SH         SOLE      NONE     575,030
Tandy Brands Accessories Inc.    COM              875378101    $  456     393,118  SH         SOLE      NONE     393,118
Tecumseh Products Company -
  Class A                        CL A             878895200  $  2,370     325,107  SH         SOLE      NONE     325,107
Tecumseh Products Company -
  Class B                        CL B             878895101  $  3,247     479,574  SH         SOLE      NONE     479,574
Tesoro Corp.                     COM              881609101  $  5,350     274,787  SH         SOLE      NONE     274,787
Ultra Petrol Bahamas             COM              P94398107    $  285     125,617  SH         SOLE      NONE     125,617
Unifi Inc.                       COM NEW          904677200    $  623      76,273  SH         SOLE      NONE      76,273
Universal Stainless & Alloy
  Products Inc.                  COM              913837100    $  669      26,299  SH         SOLE      NONE      26,299
Vestin Realty Mortgage I Inc.    COM              925490104    $   31      26,809  SH         SOLE      NONE      26,809
Western Refining Inc.            COM              959319104  $  1,232      98,850  SH         SOLE      NONE      98,850
White Mountains Insurance Group  COM              g9618e107  $  4,601      11,339  SH         SOLE      NONE      11,339